PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND, INC.

             Supplement dated March 17, 2000 to
               Prospectus dated May 1, 1999,
              as supplemented October 29, 1999

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the fund will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for the fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information in the current prospectus on page 3. All other performance information contained in the current prospectus remains unchanged.

--------------------------------------------------------------- ---------------- -------------- ------------- ---------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/98)(1)      ONE YEAR       FIVE YEARS     TEN YEARS      LIFE OF THE FUND
--------------------------------------------------------------- ---------------- -------------- ------------- ---------------------
Class A Shares                                                      13.46%          11.48%         12.81%              NA
--------------------------------------------------------------- ---------------- -------------- ------------- ---------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.

The "Fund Expenses" tables on pages 4 of the current prospectus is amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

Both of the Example tables in the current prospectus on page 5 are amended as follows:

---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
                                                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Class A Shares                                               $687              $925              $1,182           $1,914
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 13 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested.) The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charge you may pay to purchase Class A Shares" on page 14 of the current prospectus is replaced in its entirety by the following:

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None


        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.


PXP 453/SC (3/00)

                PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND, INC.

                       Supplement dated March 17, 2000 to
             Statement of Additional Information dated May 1, 1999,
       as supplemented July 9, 1999, October 29, 1999 and January 10, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the fund will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for the fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information on page 8 of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

-------------------------------------------------------------------- --------------- ------------- ------------ -------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/98)(1)            1 YEAR        5 YEARS      10 YEARS     SINCE INCEPTION
-------------------------------------------------------------------- --------------- ------------- ------------ -------------------
 Class A Shares                                                          13.46%         11.48%       12.81%             NA
-------------------------------------------------------------------- --------------- ------------- ------------ -------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.

The table under the heading "The Distributor" on page 17 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------
Under $50,000                                           5.75%                  6.10%                         5.25%
$50,000 but under $100,000                              4.75%                  4.99%                         4.25%
$100,000 but under $250,000                             3.75%                  3.90%                         3.25%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None


    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE.


PXP 458B/SC (3/00)